Investments: Realized Gain (Loss) on Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Realized Gain (Loss) on Investments
	September 30		September 30
	2013	2012	2013	2012
Debt securities
Gross gains on sales	$ -	$ -	$ -	$ 58

Net realized investment gains	$ -	$ -	$ -	$ 58

	2012	2011	2010
Debt securities
Gross gains on sales	$ 4,319	$ 119	$ 245

Net realized investment gains	$ 4,319	$ 119	$ 245